Inventory, Net - Schedule of Inventory (Details) - Previously Reported [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Inventory [Line Items]
Finished goods	$ 337,971
Raw materials
Total inventory, net	$ 337,971